Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

9 – INVENTORIES

Inventories consists of the following:

	Dec 31, 2024	Dec 31, 2023

Spare parts inventories	2,030,244	2,325,376
Advance payments for orders	--	286,635
Total	2,030,244	2,612,011

The Group created a provision of US$316,664 and US$62,805 for the years ended December 31, 2024 and December 31, 2023 respectively.